Non-controlling interests and redeemable non-controlling interests - Change in Non-Controlling Interests (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	$ 1,523,082
Net earnings attributable to NCI	111,323	$ 89,637
Contributions received, net	5,000	0
Non-controlling interest assumed on asset acquisition		29,141
OCI	1,650	(249)
Closing balance	1,616,792	1,523,082
Atlantica Yield Energy Solutions Canada Inc. (b)
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	81,158	59,125
Net earnings attributable to NCI	0	0
Contributions received, net	0	39,376
Dividends and distributions declared	(20,978)	(17,793)
Repurchase of non-controlling interest	0	0
Non-controlling interest assumed on asset acquisition	0	0
OCI	(2,358)	450
Closing balance	57,822	81,158
Non-controlling interests
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	64,807	11,234
Net earnings attributable to NCI	345	3,354
Contributions received, net	267,515	51,451
Dividends and distributions declared	0	(1,021)
Repurchase of non-controlling interest	0	0
Non-controlling interest assumed on asset acquisition	0	0
OCI	695	(211)
Closing balance	333,362	64,807
Class A Units | Class A Partnership Units
Stockholders' Equity Attributable to Noncontrolling Interest [Roll Forward]
Opening balance	1,377,117	388,253
Net earnings attributable to NCI	(105,371)	(87,422)
Contributions received, net	6,182	1,058,929
Dividends and distributions declared	(40,086)	(11,795)
Repurchase of non-controlling interest	(12,249)	0
Non-controlling interest assumed on asset acquisition	0	29,141
OCI	15	11
Closing balance	$ 1,225,608	$ 1,377,117